Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

9. SUBSEQUENT EVENTS

On January 1, 2014, the Company entered into a Securities Exchange Agreement with a shareholder of Praxsyn whereby an outstanding $30,000 Secured Bridge Note, along with accrued interest, and 30,000 Company common share Warrants were exchanged for an unsecured promissory note for $45,000 and 250,000 Company common stock shares.

On January 3, 2014, the Company factored prescriptions generated in 2013 of $7.1 million to a third party at 20% of the gross amount for $1.4 million to finance a portion of its operations.

At various times between January 2014 and June 2014, the Company factored an additional $47.5 million of its 2014 billings at 20% of the gross amount to the same third party for aggregate net proceeds of approximately $9.5 million to finance a portion of its operations.

On January 13, 2014, the Company issued 100,000 common shares for consulting services and 10,000 shares of Series A to a selling and marketing consultant in connection with the engagement of the consultant.

On January 23, 2014, the Company entered into an agreement with Trestles Pain Management Specialists, LLC (“TPS”) whereby Praxsyn has agreed to issue 166,644 (or 1/3) of the 500,000 shares of Praxsyn Series D preferred stock to be issued in connection with the merger that occurred on March 31, 2014 to TPS in exchange for future services with Mesa Pharmacy, Inc. on a performance basis. As additional compensation, the Company also pays TPS 17.5% of the gross amount of future qualified prescriptions billed and shipped by the Company. On March 31, 2014, TPS’ Chief Executive Officer, John Garbino, was added to the Company’s Board of Directors.

On February 20, 2014, the Company issued an unsecured promissory note to a shareholder of Praxsyn for $96,667 with interest accruing at a monthly rate of 0.05%. The proceeds were used for operations.

On February 28, 2014, the Company issued a related party promissory note to Andrew Do for $100,000 with no stated interest. The proceeds will be used for refinancing current notes payable outstanding. The Company paid $30,000 and $70,000 during April and May, 2014, respectively, in full repayment of the note.

On March 10, 2014, as amended on May 1, 2014, the Company entered into an agreement with a third party note and common stock holder to repurchase 1 million shares of common stock for $0.50 per share and repay $500,000 of principal and interest outstanding on a Profit Sharing Note. As of July 16, 2014, the Company paid $650,000 and has agreed to pay the remaining balance by July 25, 2014. As this date has been extended past the original due date of June 1, 2014, the Company will also be required to pay an additional $100,000 in interest by August 25, 2014.

On March 17, 2014, all of the Company’s outstanding warrants were exchanged for Company common stock. The Company converted all warrants to common stock without consideration for the strike price upon the terms and provisions set forth in the warrant agreements.

On March 31, 2014, the Company entered into a Note Conversion Agreement with a shareholder of Praxsyn and holder of an outstanding February 20, 2009 Convertible Note Agreement in the principal amount of $100,000 whereby the Convertible Note Agreement was converted into 200,000 shares of common stock. The Company then issued an unsecured promissory note to the shareholder for the remaining balance of accrued and unpaid interest in the amount of $20,833.

On March 31, 2014, the Company entered into a Note Conversion Agreement with the holder of a 2012 Convertible Promissory Note in the principal amount of $124,750, whereby the 2012 Convertible Promissory Note and accrued and unpaid interest of $20,584 was exchanged for 145,334 shares of Company common stock.

On March 31, 2014, the Company entered into an Agreement and Plan of Merger Agreement with Praxsyn Corporation (“Praxsyn” formerly known as The PAWS Pet Company, Inc.), a publicly traded company (OTCQB:PAWS) whereby Praxsyn would acquire 100% of the outstanding stock of the Company in for consideration of 500,000 shares of Praxsyn Series D preferred stock. Each share of Series D preferred stock is convertible into 1,000 shares of Praxsyn common stock. Additionally, the Company’s convertible promissory notes shall be exchanged for a like Parent convertible promissory note, convertible into shares of Parent Series D Preferred Stock on the terms herein, into one (1) share of Parent Series D Preferred Stock for each One Hundred Dollars ($100) of principal and interest converted in accordance with the terms of the notes.

Subsequent to December 31, 2013, certain note holders have made demands for repayment for their notes and related accrued interest. The Company has adequately accrued for amounts due to these note holders.

See Note 7 for additional subsequent events.

The Company has evaluated subsequent events occurring the balance sheet date, through July 16, 2014, the issuance date of these consolidated financial statements. There have been no additional material events or transactions during this time which would have a material effect on the consolidated financial statements, other than what has been reported in the Company’s consolidated financial statements.